EQUITY, Regulatory Capital (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Regulatory capital [Abstract]
Capital commitments	S/ 29,741.6	S/ 28,969.3
Increase of capital requirement	S/ 10,294.3	S/ 7,973.9